Revenue Recognition - Additional Information (Detail 1)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2017-01-01
Revenue Recognition [Line Items]
Performance obligations, customer satisfaction period			1 month
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2018-01-01
Revenue Recognition [Line Items]
Performance obligations, customer satisfaction period		1 month
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenue Recognition [Line Items]
Performance obligations, customer satisfaction period	2 months
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2017-01-01
Revenue Recognition [Line Items]
Performance obligations, customer satisfaction period			33 months
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2018-01-01
Revenue Recognition [Line Items]
Performance obligations, customer satisfaction period		23 months
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenue Recognition [Line Items]
Performance obligations, customer satisfaction period	22 months